Convertible Notes Offering and Capped Call (Tables)	12 Months Ended
Apr. 30, 2026
Convertible Notes [Line Items]
Disclosure of detailed information about convertible notes [Table Text Block]
Convertible Notes
Balance as of April 30, 2025	-
Initial Recognition	246,343
Less: Deferred Transaction Costs	(13,387)
Accretion Expense	4,399
Balance as of April 30, 2026	237,355

Disclosure of detailed information about derivative liabilities [Table Text Block]
Derivative Liabilities
Balance as of April 30, 2025	-
Initial Recognition	53,657
Change in fair value	(4,175)
Balance as of April 30, 2026	49,482

Convertible notes [Member]
Convertible Notes [Line Items]
Disclosure of detailed information about key assumptions in valuation model [Table Text Block]
	Key Assumption Inception	Key Assumption April 30, 2026
Debt traded price	103.60	102.90
Volatility Rate	45%	63%
Share price	$3.99	$3.38
Credit Spread	4.95%	4.74%

Capped call derivative options [Member]
Convertible Notes [Line Items]
Disclosure of detailed information about key assumptions in valuation model [Table Text Block]
Key Assumption April 30, 2026
Maturity Date	January 15, 2031
Strike Price	$5.84
Cap	$10.51
Share price	$3.38
Volatility Rate	63%
Risk free rate	4.00%